Label	Element	Value
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InflationProtectedDebtExposureMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InflationProtectedDebtExposureMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InflationProtectedDebtExposureMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InflationProtectedDebtExposureMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InflationProtectedDebtExposureMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | LeverageRiskMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | LeverageRiskMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | LeverageRiskMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | LeverageRiskMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | LeverageRiskMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | LeverageRiskMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | LeverageRiskMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | LeverageRiskMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | LeverageRiskMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | LeverageRiskMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | LeverageRiskMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | LeverageRiskMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | LeverageRiskMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IndustryExposureMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IndustryExposureMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IndustryExposureMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IndustryExposureMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IndustryExposureMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IndustryExposureMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IndustryExposureMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IndustryExposureMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IndustryExposureMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IndustryExposureMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IndustryExposureMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IndustryExposureMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IndustryExposureMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | ForeignExposureMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | ForeignExposureMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | ForeignExposureMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | ForeignExposureMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | ForeignExposureMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | ForeignExposureMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | ForeignExposureMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | ForeignExposureMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | ForeignExposureMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | ForeignExposureMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | ForeignExposureMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | ForeignExposureMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | ForeignExposureMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | CorrelationToIndexMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InterestRateChangesMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InterestRateChangesMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InterestRateChangesMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InterestRateChangesMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InterestRateChangesMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InterestRateChangesMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InterestRateChangesMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | InterestRateChangesMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | PassiveManagementRiskMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | SustainabilityRiskMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | PrepaymentMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | PrepaymentMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | PrepaymentMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | PrepaymentMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | PrepaymentMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | PrepaymentMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | PrepaymentMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | PrepaymentMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboRetailPro | InflationProtectedDebtExposureMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySustainableTargetDateFunds-ComboRetailPro | InflationProtectedDebtExposureMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySustainableTargetDateFunds-ComboRetailPro | InflationProtectedDebtExposureMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySustainableTargetDateFunds-ComboRetailPro | InflationProtectedDebtExposureMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySustainableTargetDateFunds-ComboRetailPro | InflationProtectedDebtExposureMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySustainableTargetDateFunds-ComboRetailPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboRetailPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboRetailPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboRetailPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboRetailPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboRetailPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboRetailPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboRetailPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboRetailPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboRetailPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboRetailPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboRetailPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboRetailPro | LeverageRiskMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboRetailPro | LeverageRiskMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboRetailPro | LeverageRiskMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboRetailPro | LeverageRiskMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboRetailPro | LeverageRiskMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboRetailPro | LeverageRiskMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboRetailPro | LeverageRiskMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboRetailPro | LeverageRiskMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboRetailPro | LeverageRiskMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboRetailPro | LeverageRiskMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboRetailPro | LeverageRiskMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboRetailPro | LeverageRiskMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboRetailPro | LeverageRiskMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboRetailPro | IndustryExposureMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboRetailPro | IndustryExposureMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboRetailPro | IndustryExposureMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboRetailPro | IndustryExposureMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboRetailPro | IndustryExposureMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboRetailPro | IndustryExposureMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboRetailPro | IndustryExposureMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboRetailPro | IndustryExposureMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboRetailPro | IndustryExposureMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboRetailPro | IndustryExposureMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboRetailPro | IndustryExposureMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboRetailPro | IndustryExposureMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboRetailPro | IndustryExposureMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboRetailPro | ForeignExposureMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboRetailPro | ForeignExposureMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboRetailPro | ForeignExposureMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboRetailPro | ForeignExposureMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboRetailPro | ForeignExposureMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboRetailPro | ForeignExposureMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboRetailPro | ForeignExposureMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboRetailPro | ForeignExposureMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboRetailPro | ForeignExposureMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboRetailPro | ForeignExposureMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboRetailPro | ForeignExposureMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboRetailPro | ForeignExposureMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboRetailPro | ForeignExposureMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboRetailPro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboRetailPro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboRetailPro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboRetailPro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboRetailPro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboRetailPro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboRetailPro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboRetailPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboRetailPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboRetailPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboRetailPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboRetailPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboRetailPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboRetailPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboRetailPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboRetailPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboRetailPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboRetailPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboRetailPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboRetailPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboRetailPro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboRetailPro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboRetailPro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboRetailPro | CorrelationToIndexMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboRetailPro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboRetailPro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboRetailPro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboRetailPro | InterestRateChangesMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboRetailPro | InterestRateChangesMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboRetailPro | InterestRateChangesMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboRetailPro | InterestRateChangesMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboRetailPro | InterestRateChangesMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboRetailPro | InterestRateChangesMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboRetailPro | InterestRateChangesMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboRetailPro | InterestRateChangesMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboRetailPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboRetailPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboRetailPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboRetailPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboRetailPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboRetailPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboRetailPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboRetailPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboRetailPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboRetailPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboRetailPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboRetailPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboRetailPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboRetailPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboRetailPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboRetailPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboRetailPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboRetailPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboRetailPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboRetailPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboRetailPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboRetailPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboRetailPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboRetailPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboRetailPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboRetailPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboRetailPro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboRetailPro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboRetailPro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboRetailPro | PassiveManagementRiskMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboRetailPro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboRetailPro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboRetailPro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboRetailPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboRetailPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboRetailPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboRetailPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboRetailPro | SustainabilityRiskMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboRetailPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboRetailPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboRetailPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboRetailPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboRetailPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboRetailPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboRetailPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboRetailPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboRetailPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboRetailPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboRetailPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboRetailPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboRetailPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboRetailPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboRetailPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboRetailPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboRetailPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboRetailPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboRetailPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboRetailPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboRetailPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboRetailPro | PrepaymentMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboRetailPro | PrepaymentMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboRetailPro | PrepaymentMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboRetailPro | PrepaymentMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboRetailPro | PrepaymentMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboRetailPro | PrepaymentMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboRetailPro | PrepaymentMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboRetailPro | PrepaymentMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboRetailPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboRetailPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboRetailPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboRetailPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboRetailPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboRetailPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboRetailPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboRetailPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboRetailPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboRetailPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboRetailPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboRetailPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboRetailPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassKPro | InflationProtectedDebtExposureMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySustainableTargetDateFunds-ComboClassKPro | InflationProtectedDebtExposureMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySustainableTargetDateFunds-ComboClassKPro | InflationProtectedDebtExposureMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySustainableTargetDateFunds-ComboClassKPro | InflationProtectedDebtExposureMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySustainableTargetDateFunds-ComboClassKPro | InflationProtectedDebtExposureMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySustainableTargetDateFunds-ComboClassKPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassKPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassKPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassKPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassKPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassKPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassKPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassKPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassKPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassKPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassKPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassKPro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassKPro | LeverageRiskMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassKPro | LeverageRiskMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassKPro | LeverageRiskMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassKPro | LeverageRiskMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassKPro | LeverageRiskMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassKPro | LeverageRiskMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassKPro | LeverageRiskMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassKPro | LeverageRiskMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassKPro | LeverageRiskMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassKPro | LeverageRiskMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassKPro | LeverageRiskMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassKPro | LeverageRiskMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassKPro | LeverageRiskMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassKPro | IndustryExposureMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassKPro | IndustryExposureMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassKPro | IndustryExposureMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassKPro | IndustryExposureMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassKPro | IndustryExposureMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassKPro | IndustryExposureMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassKPro | IndustryExposureMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassKPro | IndustryExposureMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassKPro | IndustryExposureMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassKPro | IndustryExposureMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassKPro | IndustryExposureMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassKPro | IndustryExposureMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassKPro | IndustryExposureMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassKPro | ForeignExposureMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassKPro | ForeignExposureMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassKPro | ForeignExposureMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassKPro | ForeignExposureMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassKPro | ForeignExposureMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassKPro | ForeignExposureMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassKPro | ForeignExposureMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassKPro | ForeignExposureMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassKPro | ForeignExposureMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassKPro | ForeignExposureMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassKPro | ForeignExposureMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassKPro | ForeignExposureMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassKPro | ForeignExposureMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassKPro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboClassKPro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboClassKPro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboClassKPro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboClassKPro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboClassKPro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboClassKPro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboClassKPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassKPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassKPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassKPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassKPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassKPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassKPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassKPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassKPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassKPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassKPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassKPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassKPro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassKPro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboClassKPro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboClassKPro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboClassKPro | CorrelationToIndexMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboClassKPro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboClassKPro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboClassKPro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboClassKPro | InterestRateChangesMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassKPro | InterestRateChangesMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassKPro | InterestRateChangesMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassKPro | InterestRateChangesMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassKPro | InterestRateChangesMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassKPro | InterestRateChangesMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassKPro | InterestRateChangesMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassKPro | InterestRateChangesMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassKPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassKPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassKPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassKPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassKPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassKPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassKPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassKPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassKPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassKPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassKPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassKPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassKPro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassKPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassKPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassKPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassKPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassKPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassKPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassKPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassKPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassKPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassKPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassKPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassKPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassKPro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassKPro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboClassKPro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboClassKPro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboClassKPro | PassiveManagementRiskMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboClassKPro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboClassKPro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboClassKPro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboClassKPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassKPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassKPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassKPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassKPro | SustainabilityRiskMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassKPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassKPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassKPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassKPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassKPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassKPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassKPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassKPro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassKPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboClassKPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboClassKPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboClassKPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboClassKPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboClassKPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboClassKPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboClassKPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboClassKPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboClassKPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboClassKPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboClassKPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboClassKPro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboClassKPro | PrepaymentMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassKPro | PrepaymentMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassKPro | PrepaymentMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassKPro | PrepaymentMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassKPro | PrepaymentMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassKPro | PrepaymentMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassKPro | PrepaymentMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassKPro | PrepaymentMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassKPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassKPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassKPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassKPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassKPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassKPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassKPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassKPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassKPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassKPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassKPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassKPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassKPro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InflationProtectedDebtExposureMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InflationProtectedDebtExposureMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InflationProtectedDebtExposureMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InflationProtectedDebtExposureMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InflationProtectedDebtExposureMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | GeographicExposureToEuropeMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to Europe. Because an underlying fund invests a meaningful portion of its assets in Europe, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | LeverageRiskMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | LeverageRiskMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | LeverageRiskMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | LeverageRiskMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | LeverageRiskMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | LeverageRiskMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | LeverageRiskMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | LeverageRiskMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | LeverageRiskMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | LeverageRiskMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | LeverageRiskMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | LeverageRiskMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | LeverageRiskMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IndustryExposureMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IndustryExposureMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IndustryExposureMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IndustryExposureMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IndustryExposureMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IndustryExposureMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IndustryExposureMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IndustryExposureMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IndustryExposureMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IndustryExposureMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IndustryExposureMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IndustryExposureMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IndustryExposureMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | ForeignExposureMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | ForeignExposureMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | ForeignExposureMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | ForeignExposureMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | ForeignExposureMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | ForeignExposureMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | ForeignExposureMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | ForeignExposureMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | ForeignExposureMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | ForeignExposureMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | ForeignExposureMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | ForeignExposureMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | ForeignExposureMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | GeographicExposureToChinaMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InvestingInOtherFundsMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | CorrelationToIndexMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | CorrelationToIndexMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InterestRateChangesMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InterestRateChangesMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InterestRateChangesMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InterestRateChangesMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InterestRateChangesMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InterestRateChangesMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InterestRateChangesMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | InterestRateChangesMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | StockMarketVolatilityMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | StockMarketVolatilityMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | AssetAllocationRiskMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | AssetAllocationRiskMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | PassiveManagementRiskMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | PassiveManagementRiskMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | SustainabilityRiskMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | SustainabilityRiskMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Sustainability Risk. The Adviser's adherence to its ESG ratings process may affect exposure to certain companies, sectors, regions, and countries and may affect performance depending on whether such investments are in or out of favor.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | IssuerSpecificChangesMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | PrepaymentMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | PrepaymentMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | PrepaymentMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | PrepaymentMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | PrepaymentMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | PrepaymentMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | PrepaymentMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | PrepaymentMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2020 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2065 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2010 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2025 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | QuantitativeInvestingMember | Fidelity Sustainable Target Date Income Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2030 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2055 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2060 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2050 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2045 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2035 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2015 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableTargetDateFunds-ComboClassK6Pro | QuantitativeInvestingMember | Fidelity Sustainable Target Date 2040 Fund
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.